Income Taxes - Schedule of Difference Between Income Taxes and Provision For Income Taxes (Details) (10K) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2018	Jun. 30, 2017
Income Tax Disclosure [Abstract]
Income Tax Expense (Benefit) at Australia Statutory Rate					$ (2,325,482)	$ (1,830,192)
Expenses Paid by Parent on Behalf of Foreign Subsidiary					159,944	922,125
R&D Refundable Tax Credit					(179,307)	(305,673)
Reduction of NOL Carryforward Due to R&D Tax Credit					179,307	305,673
Change in Federal Tax Rates					(99,013)
Change in Deferred Tax Valuation Allowance					1,005,570	881,596
Foreign Exchange Rate Changes					980,661	(279,202)
Total Income Tax Expense (Benefit)	$ (116,970)	$ (180,278)	$ (116,970)	$ (180,278)	$ (179,306)	$ (305,673)
Income Tax Expense (Benefit) at Australia Statutory Rate, Impact on Rate			(21.00%)		(32.22%)	(2239.00%)
Expenses Paid by Parent on Behalf of Foreign Subsidiary, Impact on Rate					2.22%	11.28%
R&D Refundable Tax Credit, Impact on Rate					(2.48%)	(3.74%)
Reduction of NOL Carryforward Due to R&D Tax Credit, Impact on Rate					2.48%	3.74%
Change in Federal Tax Rates, Impact on Rate					(1.37%)	0.00%
Change in Deferred Tax Valuation Allowance, Impact on Rate					13.93%	10.79%
Foreign Exchange Rate Changes, Impact on Rate					13.59%	(3.42%)
Total Income Tax Expense (Benefit), Impact on Rate					(3.86%)	(3.74%)